SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENT
20.           SUBSEQUENT EVENT

a)            Cash Dividend

On January 16, 2012, the Company declared a cash dividend of US$0.14 per common share for the year 2012.  The Company made the first distribution of US$0.07 per share on February 8, 2012, to shareholders of record on January 26, 2012. The second distribution will be made during the second half of the year.

b)            Stock Option

On March 22, 2012, the Company issued options to purchase 132,166 common shares to its directors and certain employees. These options are exercisable at the price of US$8.34 per share and will expire on September 7, 2016.

The Company has performed an evaluation of subsequent events through the date these consolidated financial statements were issued to determine whether the circumstances warranted recognition and disclosure of those events or transactions in the consolidated financial statements as of December 31, 2011.